Financial Assets and Liabilities - Investments measured at fair value (Details) - USD ($) $ in Thousands	Jun. 30, 2019	Jun. 30, 2018
Disclosure of financial assets [line items]
Amortized Cost	$ 471,482
Unrealized Gains	39,190
Unrealized Losses	(34)
Fair Value	510,638
Non-marketable equity securities
Disclosure of financial assets [line items]
Amortized Cost	3,000	$ 0
Debt Investments
Disclosure of financial assets [line items]
Amortized Cost	448,212	327,640
Unrealized Gains	528	14
Unrealized Losses	(34)	(860)
Fair Value	448,706	326,794
Debt Investments | U.S. treasury securities
Disclosure of financial assets [line items]
Amortized Cost	101,563	52,809
Unrealized Gains	203	0
Unrealized Losses	(7)	(109)
Fair Value	101,759	52,700
Debt Investments | Agency securities
Disclosure of financial assets [line items]
Amortized Cost	26,936	22,097
Unrealized Gains	33	0
Unrealized Losses	(3)	(82)
Fair Value	26,966	22,015
Debt Investments | Certificates of deposit and time deposits
Disclosure of financial assets [line items]
Amortized Cost	24,126	58,824
Unrealized Gains	0	0
Unrealized Losses	0	0
Fair Value	24,126	58,824
Debt Investments | Commercial paper
Disclosure of financial assets [line items]
Amortized Cost	94,035	35,372
Unrealized Gains	0	0
Unrealized Losses	0	0
Fair Value	94,035	35,372
Debt Investments | Corporate debt securities
Disclosure of financial assets [line items]
Amortized Cost	201,552	158,538
Unrealized Gains	292	14
Unrealized Losses	(24)	(669)
Fair Value	201,820	$ 157,883
Equity Investments
Disclosure of financial assets [line items]
Amortized Cost	23,270
Unrealized Gains	38,662
Unrealized Losses	0
Fair Value	61,932
Equity Investments | Marketable equity securities
Disclosure of financial assets [line items]
Amortized Cost	20,270
Unrealized Gains	38,662
Unrealized Losses	0
Fair Value	58,932
Equity Investments | Non-marketable equity securities
Disclosure of financial assets [line items]
Amortized Cost	3,000
Unrealized Gains	0
Unrealized Losses	0
Fair Value	$ 3,000